DERIVATIVE FINANCIAL LIABILITY AND CONVERTIBLE NOTE (Tables)	12 Months Ended
Dec. 31, 2018
DERIVATIVE FINANCIAL LIABILITY AND CONVERTIBLE NOTE
Schedule of key assumptions used in binomial tree model to estimate fair value

Valuation Date	November 17, 2017	December 31, 2017	December 31, 2018
Price of Common Shares	$87.27	$60.00	$0.6030
Dividend Yield	0%	0%	0%
Historical volatility of Common Shares	122.99%	121.70%	141.96%
Historical volatility of index	14.28%	14.43%	15.37%
Volatility input	68.63%	68.07%	78.67%
Risk-free rate	2.08%	2.20%	2.52%
Credit spread	32.63%	34.24%	24.51%

Schedule of carrying amounts of derivative financial liabilities and convertible notes

The carrying amounts for the derivative financial liabilities are as follows:

	Series A Units	Series B Units	Series E Warrants	Total
Fair value, November 17, 2017	$13,139,650	$67,810,835	$8,519,788	$89,470,273
Add: Deferred loss	(7,054,787)	(36,408,201)	(1,669,271)	(45,132,259)
Amortization of deferred loss	390,379	2,067,557	41,732	2,499,668
Less:
Fair value adjustment on exercised warrants	—	(511,122)	—	(511,122)
Exercise of Series D Warrants	—	(1,108,306)	—	(1,108,306)
Fair value adjustment, December 31, 2017	(1,542,457)	(2,911,914)	(3,934,853)	(8,389,224)
Balance, Derivative financial liability December 31, 2017	$4,932,785	$28,938,849	$2,957,396	$36,829,030
Add:
Amortization of deferred loss	6,664,408	34,340,644	1,627,539	$42,632,591
Less:
Exercise of 1,698,841 Series D Warrants	—	(1,004,185)	—	(1,004,185)
Exercise of 11,170,788 Series B Warrants	(303,919)	(6,250,110)	—	(6,554,029)
Exercise of 21,041,660 Series F Warrants	—	(26,552,270)	—	(26,552,270)
Exercise of 14,505,580 Series B Warrants	(11,614,224)	(14,820,745)	—	(26,434,969)
Exercise of 8,951,780 Series C Warrants	(833,987)	(3,371,375)	—	(4,205,362)
Exercise of 1,389,846 Series F Warrants	—	(2,532,855)	—	(2,532,855)
Exercise of 500,000 Series C Warrants		(253,887)		(253,887)

Fair value adjustment, December 31, 2018	1,190,630	(8,411,543)	(4,512,848)	(11,733,761)

Balance, Derivative financial liability December 31, 2018	$35,693	$82,523	$72,087	$190,303

Derivative financial liability, current				$—
Derivative financial liability, non-current				$190,303

The carrying amounts for the Convertible Notes are as follows:

Convertible
Notes
Fair value, November 17, 2017	$26,100,900
Add: Deferred loss	(5,113,917)
Amortization of deferred loss	852,319
Fair value adjustment, December 31, 2017	(1,831,743)
Balance, Convertible Notes December 31, 2017	$20,007,559
Add:
Amortization of deferred loss	4,261,598
Less:
Exercise of 5,567,500 Convertible Notes	(5,146,924)
Exercise of 1,772,500 Convertible Notes	(1,536,596)
Exercise of 10,300,000 Convertible Notes	(13,872,312)

Fair value adjustment, December 31, 2018	10,904,011

Balance, Convertible Notes December 31, 2018	$14,617,336

Convertible Notes, current	$1,423,224
Convertible Notes, non-current	$13,194,112